Fair Value of Financial Instruments - Summary of Breakdown of Fair Value Hierarchy Levels (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	R$ 286,646	R$ 273,536	R$ 218,805
Financial assets at fair value through other comprehensive income	49,323	52,149	R$ 40,039
Financial assets at fair value through profit or loss	1,269	1,746
Financial liabilities designated at fair value through profit or loss	192	465
Structured notes [member]
Disclosure of financial assets measured at fair value [line items]
Financial liabilities designated at fair value through profit or loss	192	465
Financial Assets Designated As At Fair Value Through Profit And Loss [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	261,911	248,947
Brazilian government securities [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	217,058	207,844
Financial assets at fair value through other comprehensive income	27,839	32,926
Financial assets at fair value through profit or loss	1,269	1,746
Government securities - abroad [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	2,079	3,949
Financial assets at fair value through other comprehensive income	18,772	16,542
Government securities - abroad [member] | Argentina [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1,129	1,466
Government securities - abroad [member] | Chile [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	302	57
Financial assets at fair value through other comprehensive income	7,653	9,550
Government securities - abroad [member] | Colombia [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	207	2,092
Financial assets at fair value through other comprehensive income	5,505	3,020
Government securities - abroad [member] | United States [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	117	100
Financial assets at fair value through other comprehensive income	2,618	1,550
Government securities - abroad [member] | ITALY
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	115
Government securities - abroad [member] | Mexico [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	120	5
Government securities - abroad [member] | Paraguay [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1	3
Financial assets at fair value through other comprehensive income	1,529	1,800
Government securities - abroad [member] | Uruguay [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	84	193
Financial assets at fair value through other comprehensive income	553	622
Government securities - abroad [member] | Other [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	4	33
Financial assets at fair value through other comprehensive income	1
Government securities - abroad [member] | Germany [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	22
Government securities - abroad [member] | France [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	891
Corporate securities [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	38,448	33,641
Financial assets at fair value through other comprehensive income	2,712	2,681
Corporate securities [member] | Shares [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	9,446	5,959
Financial assets at fair value through other comprehensive income	161	148
Corporate securities [member] | Bank deposit certificates [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	969	335
Financial assets at fair value through other comprehensive income	1,053	685
Corporate securities [member] | Securitized real estate loans [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1,411	1,795
Corporate securities [member] | Debentures [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	4,960	3,216
Financial assets at fair value through other comprehensive income	2	1
Corporate securities [member] | Eurobonds and others [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1,396	688
Financial assets at fair value through other comprehensive income	1,496	1,847
Corporate securities [member] | Financial credit bills [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	19,724	21,170
Corporate securities [member] | Promissory notes [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	435	391
Corporate securities [member] | Other [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	107	87
Investment funds [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	4,326	3,513
Level 1 [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	30,680	35,234
Financial assets at fair value through profit or loss	1,269	1,746
Level 1 [Member] | Financial Assets Designated As At Fair Value Through Profit And Loss [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	224,872	213,421
Level 1 [Member] | Brazilian government securities [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	213,816	205,027
Financial assets at fair value through other comprehensive income	27,038	32,218
Financial assets at fair value through profit or loss	1,269	1,746
Level 1 [Member] | Government securities - abroad [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1,517	1,643
Financial assets at fair value through other comprehensive income	2,448	1,550
Level 1 [Member] | Government securities - abroad [member] | Argentina [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1,129	1,466
Level 1 [Member] | Government securities - abroad [member] | Chile [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	147	39
Level 1 [Member] | Government securities - abroad [member] | United States [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	117	100
Financial assets at fair value through other comprehensive income	2,425	1,550
Level 1 [Member] | Government securities - abroad [member] | Mexico [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	120	5
Level 1 [Member] | Government securities - abroad [member] | Other [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	4	33
Financial assets at fair value through other comprehensive income	1
Level 1 [Member] | Government securities - abroad [member] | Germany [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	22
Level 1 [Member] | Corporate securities [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	7,536	5,013
Financial assets at fair value through other comprehensive income	1,194	1,466
Level 1 [Member] | Corporate securities [member] | Shares [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	6,175	3,875
Financial assets at fair value through other comprehensive income	161	148
Level 1 [Member] | Corporate securities [member] | Bank deposit certificates [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1	1
Level 1 [Member] | Corporate securities [member] | Debentures [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	168	486
Level 1 [Member] | Corporate securities [member] | Eurobonds and others [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1,192	651
Financial assets at fair value through other comprehensive income	1,033	1,318
Level 1 [Member] | Investment funds [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	2,003	1,738
Level 2 [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	18,643	16,915
Financial liabilities designated at fair value through profit or loss	192	465
Level 2 [Member] | Structured notes [member]
Disclosure of financial assets measured at fair value [line items]
Financial liabilities designated at fair value through profit or loss	192	465
Level 2 [Member] | Financial Assets Designated As At Fair Value Through Profit And Loss [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	34,206	31,579
Level 2 [Member] | Brazilian government securities [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	3,242	2,816
Financial assets at fair value through other comprehensive income	801	708
Level 2 [Member] | Government securities - abroad [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	562	2,306
Financial assets at fair value through other comprehensive income	16,324	14,992
Level 2 [Member] | Government securities - abroad [member] | Chile [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	155	18
Financial assets at fair value through other comprehensive income	7,653	9,550
Level 2 [Member] | Government securities - abroad [member] | Colombia [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	207	2,092
Financial assets at fair value through other comprehensive income	5,505	3,020
Level 2 [Member] | Government securities - abroad [member] | United States [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	193
Level 2 [Member] | Government securities - abroad [member] | ITALY
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	115
Level 2 [Member] | Government securities - abroad [member] | Paraguay [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1	3
Financial assets at fair value through other comprehensive income	1,529	1,800
Level 2 [Member] | Government securities - abroad [member] | Uruguay [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	84	193
Financial assets at fair value through other comprehensive income	553	622
Level 2 [Member] | Government securities - abroad [member] | France [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through other comprehensive income	891
Level 2 [Member] | Corporate securities [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	28,079	24,682
Financial assets at fair value through other comprehensive income	1,518	1,215
Level 2 [Member] | Corporate securities [member] | Shares [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	2,003	65
Level 2 [Member] | Corporate securities [member] | Bank deposit certificates [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	968	334
Financial assets at fair value through other comprehensive income	1,053	685
Level 2 [Member] | Corporate securities [member] | Debentures [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	4,707	2,608
Financial assets at fair value through other comprehensive income	2	1
Level 2 [Member] | Corporate securities [member] | Eurobonds and others [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	173	37
Financial assets at fair value through other comprehensive income	463	529
Level 2 [Member] | Corporate securities [member] | Financial credit bills [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	19,719	21,170
Level 2 [Member] | Corporate securities [member] | Promissory notes [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	435	391
Level 2 [Member] | Corporate securities [member] | Other [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	74	77
Level 2 [Member] | Investment funds [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	2,323	1,775
Level 3 [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss		3,947
Financial assets at fair value through other comprehensive income				R$ (227)
Level 3 [Member] | Financial Assets Designated As At Fair Value Through Profit And Loss [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	2,833	3,947
Level 3 [Member] | Brazilian government securities [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss		1
Level 3 [Member] | Corporate securities [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	2,833	3,946
Financial assets at fair value through other comprehensive income				(227)
Level 3 [Member] | Corporate securities [member] | Shares [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1,268	2,019
Level 3 [Member] | Corporate securities [member] | Securitized real estate loans [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	1,411	1,795
Financial assets at fair value through other comprehensive income				(6)
Level 3 [Member] | Corporate securities [member] | Debentures [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	85	122
Level 3 [Member] | Corporate securities [member] | Eurobonds and others [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	31
Financial assets at fair value through other comprehensive income				R$ (221)
Level 3 [Member] | Corporate securities [member] | Financial credit bills [member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	5
Level 3 [Member] | Corporate securities [member] | Other [Member]
Disclosure of financial assets measured at fair value [line items]
Financial assets at fair value through profit or loss	R$ 33	R$ 10